IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS
Schedule of reversals of impairments of financial assets

In € thousand	12/31/2024	12/31/2023	12/31/2022
Reversal of receivables from the Silicon Group	—	21,375	—
Reversal of impairment of shareholder loan (included in trade and other receivables)	—	1,418	3,091
Other	20	(97)	—
Total	20	22,696	3,091